FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Securities pledged as collateral (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Investments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	$ 849,114	$ 1,156,241
Investments pledged as collateral in money market
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	275,529	609,678
Investments pledged as collateral in money market | Corporate bonds | Between 3 and 6 months | Bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	5,101
Investments pledged as collateral in money market | Securities issued by other financial institutions | Between 3 and 6 months | Time deposits
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral		5,458
Investments pledged as collateral in money market | Securities issued by other financial institutions | Between 6 and 12 months | Time deposits
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral		4,974
Investments pledged as collateral in money market | Securities issued by other financial institutions | Greater 12 months | Time deposits
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	2,171	4,919
Investments pledged as collateral in money market | Securities issued by other financial institutions | Greater 12 months | Bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	1,861	4,269
Investments pledged as collateral in money market | Securities issued by the Colombian Government | Up to 3 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	23,764
Investments pledged as collateral in money market | Securities issued by the Colombian Government | Between 3 and 6 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral		4,233
Investments pledged as collateral in money market | Securities issued by the Colombian Government | Between 6 and 12 months | Tax refund titles
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral		40,011
Investments pledged as collateral in money market | Securities issued by the Colombian Government | Greater 12 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	30,383	421,707
Investments pledged as collateral in money market | Securities issued by foreign governments | Greater 12 months | Bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	212,249	124,107
Investments pledged as collateral in derivative operations
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	573,585	546,563
Investments pledged as collateral in derivative operations | Securities issued by the Colombian Government | Up to 3 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	320,252
Investments pledged as collateral in derivative operations | Securities issued by the Colombian Government | Between 3 and 6 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	38,083	242,716
Investments pledged as collateral in derivative operations | Securities issued by the Colombian Government | Greater 12 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	$ 215,250	$ 303,847